LOANS	12 Months Ended
Dec. 31, 2013
LOANS
LOANS

NOTE 3 - LOANS

The components of loans are as follows:

	At December 31,
	2013	2012
Real estate loans:
One-to-four family	$118,884,453	$112,350,393
Multi-family	40,262,269	42,203,212
Commercial	120,839,112	138,766,873
Construction and land	13,961,068	30,143,957
	293,946,902	323,464,435

Commercial business	71,940,431	71,251,082

Consumer:
Home equity	11,712,701	12,062,108
Automobile and other	1,525,594	1,462,909
	13,238,295	13,525,017

Total gross loans	379,125,628	408,240,534
Undisbursed portion of construction loans	(1,112,957)	(7,376,713)
Deferred loan origination costs (fees), net	146,959	(50,610)
Allowance for loan losses	(5,590,668)	(5,944,585)

Loans, net	$372,568,962	$394,868,626

On occasion, the Company originates loans secured by single-family dwellings with loan to value ratios exceeding 90%.  The Company does not consider the level of such loans to be a significant concentration of credit as of December 31, 2013 or 2012.

The recorded investment in loans does not include accrued interest and loan origination fees due to immateriality.  The recorded investment in construction and land includes undisbursed commitments of $1,112,957 and $7,376,713 at December 31, 2013 and 2012, respectively.

The following tables present our past-due loans, segregated by class, as of December 31:

December 31, 2013

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$631,656	$116,090	$673,677	$1,421,423	$117,463,030	$118,884,453	$—
Multi-family	—	—	—	—	40,262,269	40,262,269	—
Commercial	15,162	—	30,016	45,178	120,793,934	120,839,112	—
Construction and land	—	—	—	—	13,961,068	13,961,068	—
	646,818	116,090	703,693	1,466,601	292,480,301	293,946,902	—

Commercial business	4,719	—	—	4,719	71,935,712	71,940,431	—

Consumer:
Home equity	40,473	—	30,047	70,520	11,642,181	11,712,701	—
Automobile and other	—	—	—	—	1,525,594	1,525,594	—
	40,473	—	30,047	70,520	13,167,775	13,238,295	—

Total	$692,010	$116,090	$733,740	$1,541,840	$377,583,788	$379,125,628	$—

December 31, 2012

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$318,052	$577,608	$1,811,054	$2,706,714	$109,643,679	$112,350,393	$182,770
Multi-family	—	—	—	—	42,203,212	42,203,212	—
Commercial	638,330	—	535,402	1,173,732	137,593,141	138,766,873	—
Construction and land	—	—	375,418	375,418	29,768,539	30,143,957	—
	956,382	577,608	2,721,874	4,255,864	319,208,571	323,464,435	182,770

Commercial business	217,800	—	286,692	504,492	70,746,590	71,251,082	26,234

Consumer:
Home equity	48,383	34,980	49,090	132,453	11,929,655	12,062,108	—
Automobile and other	—	4,244	5,492	9,736	1,453,173	1,462,909	—
	48,383	39,224	54,582	142,189	13,382,828	13,525,017	—

Total	$1,222,565	$616,832	$3,063,148	$4,902,545	$403,337,989	$408,240,534	$209,004

All loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, there is reasonable probability of loss of principal or collection of additional interest is deemed insufficient to warrant further accrual.  Generally, we place all loans 90 days or more past due on non-accrual status.  However, exceptions may occur when a loan is in process of renewal, but it has not yet been completed.  In addition, we may place any loan on non-accrual status if any part of it is classified as loss or if any part has been charged-off.  When a loan is placed on non-accrual  status, total interest accrued and unpaid to date is reversed  Subsequent payments are either applied to the outstanding principal balance or recorded as interest income, depending on the assessment  of the ultimate collectability of the loan.

Year-end non-accrual loans, segregated by class, are as follows:

	At December 31,
	2013	2012
Real estate loans:
One-to-four family	$1,671,324	$2,087,073
Multi-family	2,100,064	3,005,771
Commercial	1,388,887	3,466,342
Construction and land	1,141,057	2,456,419
	6,301,332	11,015,605

Commercial business	—	260,458

Consumer:
Home equity	144,800	185,531
Automobile and other	—	9,735
	144,800	195,266
Total non-accrual loans	$6,446,132	$11,471,329

The following tables present the activity in the allowance for loan losses for the years ended December 31, 2013 and 2012.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

Year ended December 31, 2013

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$847,285	$(549,877)	$17,036	$1,110,219	$1,424,663
Multi-family	958,303	(482,478)	—	185,533	661,358
Commercial	1,268,081	(216,750)	204,681	198,443	1,454,455
Construction and land	1,413,002	—	302,114	(1,047,031)	668,085
	4,486,671	(1,249,105)	523,831	447,164	4,208,561

Commercial business	1,296,114	(141,104)	58,924	5,146	1,219,080

Consumer
Home equity	151,625	(30,243)	331	(5,235)	116,478
Automobile and other	10,175	(7,574)	6,023	37,925	46,549
	161,800	(37,817)	6,354	32,690	163,027

Total	$5,944,585	$(1,428,026)	$589,109	$485,000	$5,590,668

Year ended December 31, 2012

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$777,470	$(263,026)	$1,565	$331,276	$847,285
Multi-family	779,680	—	34,312	144,311	958,303
Commercial	1,157,114	(576,046)	235,354	451,659	1,268,081
Construction and land	3,934,573	(2,123,047)	21,541	(420,065)	1,413,002
	6,648,837	(2,962,119)	292,772	507,181	4,486,671

Commercial business	969,669	(649,749)	18,225	957,969	1,296,114

Consumer
Home equity	133,234	(92,056)	—	110,447	151,625
Automobile and other	37,522	(2,297)	547	(25,597)	10,175
	170,756	(94,353)	547	84,850	161,800

Total	$7,789,262	$(3,706,221)	$311,544	$1,550,000	$5,944,585

The following tables separate the allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively as of December 31, 2013, and 2012:

December 31, 2013

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$160,881	$1,263,782	$1,424,663	$1,720,101	$117,164,352	$118,884,453
Multi-family	—	661,358	661,358	2,100,064	38,162,205	40,262,269
Commercial	195,103	1,259,352	1,454,455	1,978,525	118,860,587	120,839,112
Construction and land	10,315	657,770	668,085	1,141,057	12,820,011	13,961,068
	366,299	3,842,262	4,208,561	6,939,747	287,007,155	293,946,902

Commercial business	131,774	1,087,306	1,219,080	131,774	71,808,657	71,940,431

Consumer:
Home equity	8,602	107,876	116,478	162,449	11,550,252	11,712,701
Automobile and other	—	46,549	46,549	—	1,525,594	1,525,594
	8,602	154,425	163,027	162,449	13,075,846	13,238,295

Total	$506,675	$5,083,993	$5,590,668	$7,233,970	$371,891,658	$379,125,628

December 31, 2012

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$210,336	$636,949	$847,285	$2,060,316	$110,290,077	$112,350,393
Multi-family	533,850	424,453	958,303	3,005,771	39,197,441	42,203,212
Commercial	34,812	1,233,269	1,268,081	3,237,893	135,528,980	138,766,873
Construction and land	—	1,413,002	1,413,002	2,456,419	27,687,538	30,143,957
	778,998	3,707,673	4,486,671	10,760,399	312,704,036	323,464,435

Commercial business	22,713	1,273,401	1,296,114	260,458	70,990,624	71,251,082

Consumer:
Home equity	28,117	123,508	151,625	185,531	11,876,577	12,062,108
Automobile and other	2,572	7,603	10,175	9,735	1,453,174	1,462,909
	30,689	131,111	161,800	195,266	13,329,751	13,525,017

Total	$832,400	$5,112,185	$5,944,585	$11,216,123	$397,024,411	$408,240,534

Credit Quality Indicators:  As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt and comply with various terms of their loan agreements.  The Company considers current financial information, historical payment experience, credit documentation, public information and current economic trends.  Generally, all sizeable credits receive a financial review no less than annually to monitor and adjust, if necessary, the credit’s risk profile.  Credits classified as watch generally receive a review more frequently than annually.  The risk category of homogeneous loans such as consumer loans and smaller balance loans is evaluated when the loan becomes delinquent.  For special mention, substandard, and doubtful credit classifications, the frequency of review is increased to no less than quarterly in order to determine potential impact on credit loss estimates.

The Company categorizes loans into the following risk categories based on relevant information about the ability of borrowers to service their debt:

Pass - A pass asset is well protected by the current worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner.  Pass assets also include certain assets considered watch, which are still protected by the worth and paying capacity of the borrower but deserve closer attention and a higher level of credit monitoring.

Special Mention - A special mention asset has potential weaknesses that deserve management’s close attention.  The asset may also be subject to a weak or speculative market or to economic conditions, which may, in the future adversely affect the obligor.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date.  Special mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - A substandard asset is an asset with a well-defined weakness that jeopardizes repayment, in whole or in part, of the debt.  These credits are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged.  These assets are characterized by the distinct possibility that the institution will sustain some loss of principal and/or interest if the deficiencies are not corrected.  It is not necessary for a loan to have an identifiable loss potential in order to receive this rating.

Doubtful - An asset that has all the weaknesses inherent in the substandard classification, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.  The possibility of loss is extremely likely, but it is not identified at this point due to pending factors.

Loss - An asset, or portion thereof, classified as loss is considered uncollectible and of such little value that its continuance on the Company’s books as an asset is not warranted.   This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery would occur.  As such, it is not practical or desirable to defer the write-off.  Therefore, there is no balance to report at December 31, 2013 or 2012.

The following tables present our credit quality indicators, segregated by class, as of December 31, 2013, and 2012:

December 31, 2013

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$115,491,532	$1,672,820	$1,367,925	$352,176	$118,884,453
Multi-family	35,412,469	2,749,736	2,100,064	—	40,262,269
Commercial	110,571,786	5,902,447	4,334,863	30,016	120,839,112
Construction and land	12,696,737	—	1,264,331	—	13,961,068
	274,172,524	10,325,003	9,067,183	382,192	293,946,902

Commercial business	71,074,289	534,368	331,774	—	71,940,431

Consumer:
Home equity	11,518,523	31,730	132,401	30,047	11,712,701
Automobile and other	1,525,594	—	—	—	1,525,594
	13,044,117	31,730	132,401	30,047	13,238,295

Total	$358,290,930	$10,891,101	$9,531,358	$412,239	$379,125,628

December 31, 2012

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$108,197,672	$1,882,095	$1,763,954	$506,672	$112,350,393
Multi-family	36,428,424	2,769,017	3,005,771	—	42,203,212
Commercial	121,242,335	11,221,414	6,303,124	—	138,766,873
Construction and land	26,808,635	120,699	2,839,205	375,418	30,143,957
	292,677,066	15,993,225	13,912,054	882,090	323,464,435

Commercial business	70,155,966	834,657	257,897	2,562	71,251,082

Consumer:
Home equity	11,840,875	35,703	185,530	—	12,062,108
Automobile and other	1,453,175	—	4,243	5,491	1,462,909
	13,294,050	35,703	189,773	5,491	13,525,017

Total	$376,127,082	$16,863,585	$14,359,724	$890,143	$408,240,534

The following tables provide details of impaired loans, segregated by class, as of and for periods indicated.  The unpaid contractual balance represents the recorded balance prior to any partial charge-offs.  The recorded investment represents customer balances net of any partial charge-offs recognized on the loans.

	As of December 31, 2013			As of December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$1,082,196	$899,959	$—	$494,195	$494,195	$—
Multi-family	2,734,462	2,100,064	—	367,883	215,963	—
Commercial	808,008	808,008	—	3,015,172	2,702,491	—
Construction and land	1,986,485	213,251	—	4,480,653	2,456,419	—
	6,611,151	4,021,282	—	8,357,903	5,869,068	—

Commercial business	—	—	—	2,562	2,562	—

Consumer:
Home equity	132,402	132,402	—	157,413	157,413	—
Subtotal	$6,743,553	$4,153,684	$—	$8,517,878	$6,029,043	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$864,017	$820,142	$160,881	$1,566,121	$1,566,121	$210,336
Multi-family	—	—	—	2,789,808	2,789,808	533,849
Commercial	1,360,876	1,170,517	195,103	535,402	535,402	34,812
Construction and land	927,806	927,806	10,315	—	—	—
	3,152,699	2,918,465	366,299	4,891,331	4,891,331	778,997

Commercial business	131,774	131,774	131,774	257,896	257,896	22,713

Consumer:
Home equity	30,047	30,047	8,602	28,118	28,118	28,118
Automobile and other	—	—	—	9,735	9,735	2,572
	30,047	30,047	8,602	37,853	37,853	30,690
Subtotal	3,314,520	3,080,286	506,675	5,187,080	5,187,080	832,400
Total	$10,058,073	$7,233,970	$506,675	$13,704,958	$11,216,123	$832,400

	For the year ended December 31, 2013			For the year ended December 31, 2012
	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$1,012,186	$1,010	$—	$825,566	$8,634	$—
Multi-family	1,038,953	—	—	180,524	—	—
Commercial	2,024,872	16,192	—	2,045,209	—	—
Construction and land	1,457,315	—	—	2,171,336	10,322	—
	5,533,326	17,202	—	5,222,635	18,956	—

Commercial business	12,077	—	—	142,047	925	—

Consumer:
Home equity	139,259	582	—	241,267	—	—
Automobile and other	910	—	—	688	—	—
	140,169	582	—	241,955	—	—
Subtotal	$5,685,572	$17,784	$—	$5,606,637	$19,881	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$1,047,761	$—	$—	$986,926	$604	$—
Multi-family	1,544,361	—	—	3,201,616	27,971	—
Commercial	655,830	—	—	1,404,895	8,000	—
Construction and land	185,561	—	—	2,345,953	3,746	—
	3,433,513	—	—	7,939,390	40,321	—

Commercial business	275,701	4,811	—	593,375	1,132	—

Consumer:
Home equity	31,887	—	—	57,724	—	—
Automobile and other	2,704	—	—	3,032	—	—
	34,591	—	—	60,756	—	—
Subtotal	3,743,805	4,811	—	8,593,521	41,453	—
Total	$9,429,377	$22,595	$—	$14,200,158	$61,334	$—

Troubled Debt Restructurings:

During the years ending December 31, 2013 and 2012, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan for periods ranging from 6 months to one year; payment and maturity changes not available in the market; forbearance agreements; or a permanent reduction of the recorded investment in the loan.

The Company has allocated $354,822 of specific reserves on $6,215,918 of loans to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2013.  The Company had $584,810 of allocations of specific reserves on $8,934,496 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2012.  The Company has no commitments to lend additional amounts as of December 31, 2013 and 2012 to customers with outstanding loans that are classified as troubled debt restructurings.

The following tables present loans, by class, modified as troubled debt restructurings that occurred during the years ended December 31, 2013 and 2012:

Year ended December 31, 2013

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	8	$210,014	$207,054
Commercial	5	981,496	978,759
	13	1,191,510	1,185,813

Commercial business	1	138,002	131,774

Consumer:
Home equity	1	18,778	17,648

Total	15	$1,348,290	$1,335,235

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $134,729 and charge offs of $54,052 during the year ended December 31, 2013.

Year ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	4	$447,799	$444,508
Multi-family	1	449,055	215,963
Commercial	3	2,978,384	2,702,490
Construction and land	2	1,609,566	1,094,688

Total	10	$5,484,804	$4,457,649

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $26,610 and charge offs of $312,682 during the year ended December 31, 2012.

The following tables present the troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2013 and 2012.

Year ended December 31, 2013

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$53,152

Total	1	$53,152

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $2,440 but resulted in no charge offs during the year ending December 31, 2013.

Year ended December 31, 2012

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$303,503

Total	1	$303,503

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $14,407 but resulted in no charge offs during the year ending December 31, 2012.

A loan is considered to be in payment default once it is 60 days contractually past due under the modified terms.

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership.  Changes in these loans for the years ended December 31, 2013 and 2012 are summarized as follows:

	Year Ended
	December 31,
	2013	2012
Balance, beginning of year	$8,128,743	$19,402,842
Additions	2,767,710	1,748,927
Repayments	(2,703,798)	(13,023,026)
Change in status of borrower	(259,778)	—

Balance, end of year	$7,932,877	$8,128,743

The change in status of borrower represents the loans that are no longer required to be reported due to an executive officer or director no longer being associated with the Company.